Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Majority Sponsor Transactions
The Company entered into a consulting agreement with affiliates of the Majority Sponsors under which the Company pays the Majority Sponsors a fee for consulting services provided to the Company as well as reimbursements for out-of-pocket expenses incurred in conjunction with such services. The Company incurred consulting and out-of-pocket expenses for services rendered under the consulting agreement of $3.8 million, $3.6 million and $3.3 million for the years ended December 31, 2019, 2018 and 2017, respectively. These expenses are recorded as a component of SG&A expenses on the consolidated statements of operations. The consulting services agreements terminated pursuant to their terms upon completion of the Company’s IPO on February 10, 2020. See Note 22, “Subsequent Events,” for additional information.
Affiliates of one of the Majority Sponsors had investments in the Term Loan totaling $78.0 million and $80.5 million, respectively, as of December 31, 2019 and 2018. The Company paid $3.9 million and $3.7 million of interest, respectively, and $0.8 million of principal to the relevant affiliates for the Term Loan for the years ended December 31, 2019 and 2018.
During the year ended December 31, 2017, the Company paid Transaction Costs, consisting mainly of professional fees, for the benefit of and on behalf of affiliates of the Sponsors, of $7.3 million to effect the Recapitalization. See Note 2, “Recapitalization Transaction,” for additional information.
SNBL Transactions
Both the Company and SNBL have service agreements to provide administrative and support services to PPD-SNBL, both of which will remain in effect as long as the PPD-SNBL shareholders agreement remains in effect. The Company and SNBL also have a collaboration agreement under which the parties may collaborate on various drug development services. This collaboration agreement will remain in effect as long as SNBL owns at least 20% of PPD-SNBL.
For the years ended December 31, 2019, 2018 and 2017, the Company incurred expenses for services rendered under the services agreement of $1.5 million, $1.3 million and $2.5 million, respectively. The expenses are recorded as a component of SG&A expenses on the consolidated statements of operations. As of December 31, 2019 and 2018, the Company owed SNBL $0.3 million for services rendered under the services agreement. Additionally, as of December 31, 2019 and 2018, PPD-SNBL owed SNBL $5.7 million and $9.0 million, respectively, related to a working capital loan. During the year ended December 31, 2019, the Company repaid $3.4 million of principal on this working capital loan. This loan is classified as long-term debt on the consolidated balance sheets and is included in Note 10, “Long-term Debt and Finance Lease Obligations,” as “other debt.”